Prospectus Supplement                                              223525-3/05

dated March 18, 2005 to:
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PUTNAM INCOME FUND
Prospectuses dated February 28, 2005

In the section "Who manages the fund?", the information under the sub-heading "Investment management teams" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown.



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Portfolio leader          Since     Employer                Positions Over Past Five Years
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
Kevin M. Cronin           2002      Putnam Management       Head of Investments;
                                    1997 - Present          Chief Investment Officer,
                                                            Core Fixed-Income, Fixed
                                                            Income Money Market and
                                                            Tax-Exempt Fixed Income
                                                            Teams
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Portfolio members         Since     Employer                Positions Over Past Five Years
------------------------------------------------------------------------------------------
Rob A. Bloemker           2002      Putnam Management       Team Leader, Mortgage and
                                    1999 - Present          Government

                                                            Previously, Mortgage
                                                            Specialist; Core Fixed-Income
                                                            Team
------------------------------------------------------------------------------------------
Kevin F. Murphy           2005      Putnam Management       Team Leader, High Grade
                                    1999 - Present          Corporates, Core Fixed-Income
                                                            Team

                                                            Previously, Investment
                                                            Strategist
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Raman Srivastava          2005      Putnam Management       Portfolio Manager, Core
                                    1999 - Present          Fixed-Income

                                                            Previously, Portfolio
                                                            Construction Specialist;
                                                            Quantitative Analyst
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